Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts and notes receivable, allowances	$ 8,231	$ 9,138
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	475,000	475,000
Common stock, shares issued	48,382	47,734
Common stock, shares outstanding	48,382	47,734
Common Class B-1
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	55,000	55,000
Common stock, shares issued	48,382	47,734
Common stock, shares outstanding	48,382	47,734
Common Class B-2
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	55,000	55,000
Common stock, shares issued	48,382	47,735
Common stock, shares outstanding	48,382	47,735
Common Class B-3
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	55,000	55,000
Common stock, shares issued	48,383	47,735
Common stock, shares outstanding	48,383	47,735